Inventories (Detail) (EUR €)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 APIs [Member]	Dec. 31, 2013 Defibrotide [Member]	Dec. 31, 2012 Defibrotide [Member]
Reserves for obsolescence	€ 374,000	€ 332,000	€ 230,000
Utilization of reserves, amount			190,000
Finished goods	€ 1,163,000	€ 1,422,000		€ 490,000	€ 740,000